HC Advisors Shares | The ESG Growth Portfolio
The ESG Growth Portfolio
Investment Objective
The ESG Growth Portfolio seeks to maximize total return while emphasizing environmental, social and governance (“ESG”) focused investments.
Fees and Expenses
The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HC Advisors Shares The ESG Growth Portfolio HC Advisors Shares
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HC Advisors Shares The ESG Growth Portfolio HC Advisors Shares
Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.59%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:
Expense Example	HC Advisors Shares The ESG Growth Portfolio HC Advisors Shares USD ($)
1 Year	$ 60
3 Years	189
5 Years	329
10 Years	$ 738

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 25.45% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio has adopted a manager of managers structure. This structure affords the Portfolio, under the supervision of HC Capital Solutions, the Portfolio’s primary investment adviser (the “Adviser”), access to one or more independent investment advisory organizations (“Specialist Managers”). Specialist Managers are selected based upon the Adviser’s assessment of their expertise in one or more of a broad range of investment styles and approaches. The Adviser allocates the Portfolio’s assets among the various Specialist Managers in order to access these different styles and approaches in different proportions based on its evaluation of market conditions.

The Portfolio seeks to achieve its total return objective, which includes a combination of capital appreciation and income, by investing primarily in equity securities. The Portfolio is permitted to invest in any equity security, which includes securities issued by other investment companies, including exchange traded funds (“ETFs”) and securities issued by one or more of the other portfolios of HC Capital Trust. The Portfolio may invest in companies of any market capitalization.

Further, under the supervision of the Adviser, environmental, social and governance criteria (“ESG Factors) will be integrated into the Portfolio’s security selection process through the application of non-financial criteria (“ESG Screens”). The ESG Screens used by the Portfolio are determined with the use of third party data and ESG rating agencies which take into account a company’s performance around environmental, social and corporate governance practices. These may include (but are not limited to) such themes as climate change, resource efficiency, labor standards, product and service safety, community engagement, board policies, and corporate structure. The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to ESG issues. Additionally, the Portfolio’s ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where in the Advisor’s opinion ESG Factors are not applicable or it is not possible to implement them. The ESG Screens will be applied by the Specialist Managers that manage the Portfolio under the direction of the Adviser. The ESG Screens used by each Specialist Manager may differ from one another.

The Portfolio may also invest without limitation in fixed income securities of all types and without regard to duration or investment ratings. Fixed income investments may include corporate debt, including high yield or “junk bonds,” structured notes, asset backed securities and similar synthetic securities, U.S. treasuries and short-term money market instruments or other cash equivalents.

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues.

The Portfolio is classified as a non-diversified fund, which means that the Portfolio is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as diversified.
Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:
  Non-diversification Risk.    A non-diversified fund, such as the Portfolio, is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if it were classified as diversified. As a non-diversified fund, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and risks associated with a single economic, political or regulatory occurrence than a diversified fund.
  Multi-Manager Risk.    The Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.
Additionally, the broad range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.
  Equity Risks.    Investment in equity securities involves the following risks:
  Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
  Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.
  Investment in Other Investment Companies Risk – To the extent that the Portfolio acquires securities issued by other investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies. Securities issued by other investment companies, including ETFs, are also equity securities and, as such, are subject to Market Risk and Management Risk.
  Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively do so.
  ESG Investing Risk.    The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to ESG issues. The Portfolio’s use of ESG Factors in making investment decisions may include the following risks.
  Risk of Excluding Performing Companies – The Portfolio’s ESG policy may cause it to perform differently than funds that do not have an ESG focus. The Portfolio’s ESG focus may result in the Portfolio foregoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so.
  Information Risk – The ESG Screens used by the Portfolio are determined in part through the use of third party data and ESG rating agencies. Information relating to the ESG performance of the companies in which the Portfolio may invest may not be complete, accurate or readily available. This fact may negatively impact the effectiveness of the ESG Screens.
  Foreign Investment Risk.    Investment in foreign securities involves the following risks:
  Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.
  Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time. The Portfolio generally considers “emerging markets” countries to be those included in the MSCI Emerging Markets Index.
  Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Fixed Income Risk.    Investments in fixed income securities may involve the following risks, depending on the instrument involved:
  Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.
  Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income.
  Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.
  Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.
  High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.
  Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.
  Risks Associated with Investments in Futures.    The Portfolio is permitted to invest in futures. Investment in futures depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Futures involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks.
The value of futures may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in futures. Futures also involve the risk that other parties to the futures contract may fail to meet their obligations, which could cause losses to the Portfolio. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances. Compared to other types of investments, futures may be harder to value and may also be less tax efficient. To the extent that the Portfolio uses futures to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the futures instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of futures may be limited by the requirements for taxation of the Portfolio as a regulated investment company.
  Thinly traded Securities.    The Portfolio may invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Investment in these securities involve the following risks:
  Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
  Valuation Risk – When market quotations are not readily available or are deemed to be unreliable, the Portfolio values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Performance.
The chart and table below show how The ESG Growth Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 14, 2015. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31
[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2017 through September 30, 2017 (non-annualized) was 15.97%.

Best quarter:	3rd Qtr. 2016	5.42%
Worst quarter:	4th Qtr. 2016	0.29%

Average Annual Total Returns (for the periods ended 12/31/16)
Average Annual Total Returns - HC Advisors Shares - The ESG Growth Portfolio	One Year	Since Inception	Inception Date
HC Advisors Shares	7.85%	0.90%	Jul. 14, 2015
HC Advisors Shares | – After Taxes on Distributions	7.06%	0.22%	Jul. 14, 2015
HC Advisors Shares | – After Taxes on Distributions and Sale of Portfolio Shares	4.96%	0.62%	Jul. 14, 2015
MSCI World Index (reflects no deduction for fees, expenses or taxes)	8.15%	1.80%	Jul. 14, 2015

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.